Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	9,566,028
Proposed Maximum Offering Price per Unit	2.94
Maximum Aggregate Offering Price	$ 28,124,122.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,884
Offering Note
(1) Consists of a maximum of 9,566,028 shares of Class A common stock, par value $0.0001 per share (“Class A common stock”), of GoHealth, Inc. (the “Registrant”) to be sold by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Class A common stock that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction.
(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based upon $2.94, the average of the high and low prices of the Registrant’s Class A common stock on The Nasdaq Global Market on December 9, 2025 (a date within five business days prior to the filing of this registration statement).